Average Annual Total Returns (Vanguard Small-Cap Growth Index Fund Participant:)	Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	CRSP US Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	MSCI US Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014	Spliced Small Cap Growth Index Vanguard Small-Cap Growth Index Fund Vanguard Small-Cap Growth Index Fund - Admiral Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	4.02%	3.98%	4.69%	3.98%
Since Inception	20.29%		22.15%	20.16%